Equity (Narratives) (Details) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Equity [abstract]
Percentage of acquisition of issued share capital		14.00%
Percentage of acquisition of augmentation of issued share capital		25.00%
Percentage of acquisition of augmentation of existing holding up to		25.00%
Percentage of acquisition of augmentation of existing holding less than		25.00%
Weighted average share price | (per share)	₪ 18.18	$ 5.01
Number of shares acquired by subsidiaries or associates under purchase plan | shares		22.4
Total consideration | $	₪ 258,000	$ 258,000
Expenses from Equity Compensation Plans | $		$ 7	$ 12	$ 6
Total shares held by the company and it's subsidiaries | shares	24.5	24.5